Additional Capital Disclosures - Summary of Capital Structure (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Total equity attributable to the equity shareholders of the Company		$ 754,003	$ 684,092		$ 587,110	$ 552,419
As percentage of total capital		100.00%	98.00%
Long term debt	[1]	$ 0	$ 16,800	[2]
Total debt	[1]	$ 0	$ 16,800	[2]
As percentage of total capital		0.00%	2.00%
Total capital (debt and equity)		$ 754,003	$ 700,892
Percentage of change in total equity attributable to the equity shareholders of the Company		10.00%
Percentage of change in long term debt		(100.00%)
Percentage of change in total debt		(100.00%)
Percentage of change in total capital (debt and equity)		8.00%

[1]	Before netting off debt issuance cost of $Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.
[2]	Excluding non-financial asset (unamortized debt issuance cost) $52.